Summary of Significant Accounting Policies (Details) - Schedule of Amounts and Percentages of Total Revenues ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 19,764	$ 2,783	¥ 7,796	¥ 8,010
Total revenues percentage	100.00%	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,513	$ 213	¥ 4,428	¥ 1,394
Total revenues percentage	7.70%	7.70%	56.80%	17.40%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 17,062	$ 2,403	¥ 3,061	¥ 6,616
Total revenues percentage	86.30%	86.30%	39.30%	82.60%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	¥ 1,189	$ 167	¥ 307
Total revenues percentage	6.00%	6.00%	3.90%